Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2014
Drilling Rigs [Abstract]
Property, Plant and Equipment, Schedule of Sales after IPO

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Cost	4,079.7	3,322.2
Accumulated depreciation	(1,156.2)	(944.4)

Net book value	2,923.5	2,377.8